INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	12 Months Ended
Dec. 31, 2021
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS
Following the adoption of ASU 2016-02 from January 2019, the Company records new and modified leases as per ASC 842. The Company has elected the practical expedient to not reassess existing leases. The adoption of the standard resulted in no opening balance adjustments. See also Accounting policies within Note 2.

(in thousands of $)	2021	2020
Investments in sales-type and direct financing leases	147,230	592,102
Investments in leaseback assets	57,536	85,441
	204,766	677,543

As of December 31, 2021, the Company had a total of 12 vessel charters accounted for as sales-type and direct financing leases (2020: 28 vessels) and one vessel charter classified as leaseback assets (2020: four vessels).
Investments in sales-type and direct financing leases

As of December 31, 2021, the Company had two VLCC crude tankers accounted for as direct financing leases (2020: two VLCCs). These vessels are on charter to Frontline Shipping Limited ("Frontline Shipping") on long-term, fixed rate time charters which spans an average term of approximately five years as of December 31, 2021. Frontline Shipping is a wholly owned subsidiary of Frontline, a related party. The terms of the charters do not provide Frontline Shipping with an option to terminate the charters before the end of their terms. During the year ended December 31, 2019, these VLCC crude tankers, Front Energy and Front Force underwent EGCS installations. Costs of $4.2 million were capitalized to the net investment in lease balance of the two vessels, which represents a 50% share of joint costs with Frontline Shipping.

The VLCC Front Hakata was sold to an unrelated third party in February 2020. A gain on sale of $1.4 million was recognized in the Consolidated Statement of Operations. (Refer to Note 8: Gain on Sale of Assets and Note 25: Related Party Transactions).

The Company owned one offshore supply vessel accounted for as a direct financing lease which was chartered on a long-term bareboat charter. In February 2020, the Company entered into a Memorandum of Agreement to sell the offshore support vessel Sea Leopard for recycling to Green Yard AS, an unrelated third party. The vessel was delivered in May 2020. During the year ended December 31, 2020 the Company recorded an impairment loss of $0.2 million (2019: $5.0 million) prior to disposal and a loss on sale of $0.03 million was recognized in the Consolidated Statement of Operations. (Refer to Note 8: Gain on Sale of Assets and Note 25: Related Party Transaction).

As of December 31, 2020, the Company had 15 container vessels accounted for as direct financing leases which were chartered on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. ("MSC"). The terms of the charters for the 15 container vessels provided the charterer with purchase options throughout the term of the charters and the Company with a put option at the end of the seven years charter period. During the year ended December 31, 2021, the 15 container vessels were sold and redelivered to MSC, following exercise of the applicable purchase options. (Refer to Note 8: Gain on Sale of Assets).

As of December 31, 2021, the Company had 10 (2020: 10) container vessels accounted for as a sales-type leases, all of which are on long-term bareboat charters to MSC. The terms of the charters for the 10 container vessels provide the charterer with a minimum fixed price purchase obligation at the expiry of each of the charters.

During the year ended December 31, 2020, seven 4,100 TEU container vessels, with a total net book value of $67.2 million, were reclassified from Vessels and Equipment net, to Investment in Sales-Type Leases. The reclassification occurred as a result of amendments to the existing charter contracts. Pursuant to each amended contract, the charterer has a fixed price purchase obligation at the expiry of the additional five year charter period. (Refer to Note 13: Vessels and Equipment, net).

During the year ended December 31, 2020, the Company recognized the amount of $361.0 million in investments in direct financing leases in respect of one drilling unit (West Linus) which is held by a wholly owned subsidiary of the Company (SFL Linus Ltd) and leased to a subsidiary of Seadrill. SFL Linus Ltd was previously determined to be a variable interest entity in which the Company was not the primary beneficiary and the subsidiary was accounted for under the equity method. Following changes to the financing agreement in October 2020 as a result of defaults by Seadrill, the Company was determined to be the primary beneficiary of SFL Linus Ltd and consolidates it from this date. On March 9, 2021, the applicable bankruptcy court approved the Interim Funding and Settlement Agreement signed between the Company and Seadrill, allowing Seadrill to pay reduced charter hire for West Linus during the interim period. The change in charter rate met the definition of a modification resulting in the lease being reclassified from a direct financing lease to an operating lease. A carrying value of $355.6 million was included in vessels and equipment in respect of the rig. (Refer to Note 13: Vessels and Equipment, net and Note 18: Investment in Associated Companies).

River Box was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. Following the sale of River Box, the investments in the four container vessels accounted for as direct financing leases of $540.9 million have been derecognized from the consolidated financial statements of the Company. (Refer to Note 9: Gain on Sale of Subsidiaries and Note 18: Investment in Associated Companies).
Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset.

In May 2020, SFL acquired a newbuild VLCC from Landbridge Universal Limited ("Landbridge") where control was not deemed to have passed to the Company due to the presence of repurchase options in the lease on acquisition and therefore was classified as a leaseback asset. Upon delivery, the vessel immediately commenced a seven year bareboat charter back to Landbridge. The charterer has purchase options throughout the term of the charters and there is a purchase obligation at the end of the seven-year period.

During the year ended December 31, 2019, the Company acquired six vessels where control was not deemed to have passed to the Company due to the existence of repurchase options in the leases on acquisition. These have therefore been classified as 'leaseback assets'. These comprised of three second-hand feeder size container vessels which were acquired in a purchase and leaseback with subsidiaries of MSC. The vessels were chartered back for approximately six years on bareboat basis. The charterer had purchase options throughout the term of the charters and the Company had a put option at the end of the six-year period. During the year ended December 31, 2021, the three container vessels were sold and redelivered to MSC, following exercise of the applicable purchase options. (Refer to Note 8: Gain on Sale of Assets).

Additionally, the Company entered into purchase and leaseback transactions to acquire three newbuilding VLCC crude oil tankers. The vessels were acquired from an affiliate of Hunter Group ASA ("Hunter Group") and leased back to the Hunter Group on five year bareboat charters. During the year ended December 31, 2020, SFL redelivered all three VLCCs to the Hunter Group, following exercise of options. Net proceeds of $176.2 million were received and debt of $142.5 million was repaid. (Refer to Note 8: Gain on Sale of Assets).

The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of December 31, 2021 and December 31, 2020:

(in thousands of $)	December 31, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	120,411	43,103	163,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	—	(34,128)
Net minimum lease payments receivable	86,283	43,103	129,386
Estimated residual values of leased property (un-guaranteed)	79,621	31,500	111,121
Less: unearned income	(17,532)	(16,946)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	57,657	206,029
Allowance for expected credit losses*	(1,142)	(121)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	57,536	204,766
Current portion	18,436	5,048	23,484
Long-term portion	128,794	52,488	181,282

(in thousands of $)	December 31, 2020
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	705,196	79,786	784,982
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(40,698)	—	(40,698)
Net minimum lease payments receivable	664,498	79,786	744,284
Estimated residual values of leased property (un-guaranteed)	79,621	31,500	111,121
Less: unearned income	(147,876)	(25,596)	(173,472)
Total investment in sales-type lease, direct financing lease and leaseback assets	596,243	85,690	681,933
Allowance for expected credit losses*	(4,141)	(249)	(4,390)
Total investment in sales-type lease, direct financing lease and leaseback assets	592,102	85,441	677,543
Current portion	45,888	9,532	55,420
Long-term portion	546,214	75,909	622,123

*See Note 27: Allowance for Expected Credit Losses.

The minimum future gross revenues to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2021, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2022	29,264	8,942	38,206
2023	29,088	8,162	37,250
2024	25,519	7,686	33,205
2025	19,341	7,665	27,006
2026	14,400	7,665	22,065
Thereafter	2,799	2,983	5,782
Total minimum lease payments to be received	120,411	43,103	163,514

The above minimum lease revenues includes $74.8 million related to the two VLCCs leased to Frontline Shipping as of December 31, 2021. (See Note 25: Related Party Transactions).

Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2021 was as follows:

(in thousands of $)	2021	2020	2019
Investments in sales type and direct financing leases*	14,173	57,579	56,764
Investments in leaseback assets	5,351	13,637	3,556
Total	19,524	71,216	60,320

* Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $1.5 million in relation to Frontline Shipping, a related party (2020: $1.7 million; 2019: $3.8 million).